Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000010830
Average Annual Return [Line Items]
Average Annual Return, Percent	25.61%	14.23%	12.48%
Without Sales Load [Member] | C000010833
Average Annual Return [Line Items]
Average Annual Return, Percent	31.51%	15.85%	15.11%
Without Sales Load [Member] | C000010832
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%	6.20%	5.75%
Without Sales Load [Member] | C000010829
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%	8.40%	8.33%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
FTSE World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	17.96%	11.19%	10.17%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	9.09%	5.87%	6.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.77%	6.06%	6.25%